Allowance for Losses and Credit Quality of Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Signature Loans [Member]
Allowance for credit losses and recorded investment in financing receivables
Allowance Balance at Beginning of Period	$ 750	$ 532	$ 580
Charge-offs	(18,043)	(14,807)	(14,456)
Recoveries	6,349	5,757	5,571
Provisions	12,671	9,268	8,837
Allowance Balance at End of Period	1,727	750	532
Financing Receivable at End of Period	13,116	11,525	8,889
Auto title loans [Member]
Allowance for credit losses and recorded investment in financing receivables
Allowance Balance at Beginning of Period	1,137	291	0
Charge-offs	(12,616)	(9,240)	(2,478)
Recoveries	10,074	7,425	2,387
Provisions	1,943	2,661	382
Allowance Balance at End of Period	538	1,137	291
Financing Receivable at End of Period	$ 3,760	$ 4,282	$ 1,954